Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill (Detail)	12 Months Ended
Dec. 31, 2019
Brand names [member] | Bottom of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Brand names [member] | Top of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Computer software [member] | Bottom of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Computer software [member] | Top of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer-related intangible assets [member] | Bottom of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Customer-related intangible assets [member] | Top of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Other intangible assets [member] | Bottom of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Other intangible assets [member] | Top of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Product development [Member] | Bottom of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Product development [Member] | Top of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Technology-based intangible assets [member] | Bottom of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Technology-based intangible assets [member] | Top of range [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years